Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - shares	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Super Voting Shares [Member]
Class of Warrant or Right [Line Items]
Super voting shares issued	0	815,295	1,630,590
Super voting shares outstanding	0	815,295	1,630,590
Subordinate Voting Shares [Member]
Class of Warrant or Right [Line Items]
Subordinate voting, shares issued	625,769,627	403,907,218	173,010,922
Subordinate voting, shares outstanding	625,769,627	403,907,218	173,010,922